Related Party Transactions (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)
Related Party Transaction [Line Items]
Related party transaction, loans from	$ 8,557		¥ 121,928		¥ 55,675
Xiaomi Communication Technology Limited | Service Revenue
Related Party Transaction [Line Items]
Revenue from related party transactions	32,976	¥ 214,555	113,458	¥ 27,144
Beijing Kingsoft Cloud Network Technology Limited
Related Party Transaction [Line Items]
Related party transaction, loans from	318		1,105		2,070
Beijing Kingsoft Cloud Network Technology Limited | Service Revenue
Related Party Transaction [Line Items]
Revenue from related party transactions	1,237	8,046	19,471	7,969
Beijing Kingsoft Cloud Network Technology Limited | Service Expense [Member]
Related Party Transaction [Line Items]
Related party transaction expense	1,195	7,775	1,045
Chengdu Xingpu Investment Management Limited | Equipment and Property
Related Party Transaction [Line Items]
Related party transaction, purchase of equipment and property				37,101
Beijing Xiaomi Mobile Software Limited | Service Revenue
Related Party Transaction [Line Items]
Revenue from related party transactions	854	5,555	11,689	275
Beijing Cheetah Mobile Technology Limited | Service Revenue
Related Party Transaction [Line Items]
Revenue from related party transactions	788	5,128	9,478	6,712
Other Related Party Transactions
Related Party Transaction [Line Items]
Related party transaction, loans from	240		1,454		1,561
Other Related Party Transactions | Service Revenue
Related Party Transaction [Line Items]
Revenue from related party transactions	509	3,314	2,413	4,255
Other Related Party Transactions | Service Expense [Member]
Related Party Transaction [Line Items]
Related party transaction expense	405	2,632	9,178	20,023
Dyxnet Corporate Service Limited | Service Expense [Member]
Related Party Transaction [Line Items]
Related party transaction expense	987	6,424	10,883
Dyxnet Corporate Service Limited | Management Services [Member]
Related Party Transaction [Line Items]
Related party transaction expense				¥ 16,602
Beijing Chengyishidai Network Technology Company Limited
Related Party Transaction [Line Items]
Related party transaction, loans from	556				¥ 3,618
Beijing Chengyishidai Network Technology Company Limited | Service Expense [Member]
Related Party Transaction [Line Items]
Related party transaction expense	458	2,979
Beijing Fastweb Network Technology Co Ltd Bjfastweb
Related Party Transaction [Line Items]
Related party transaction, loans to	3,074	20,000
Related party transaction, interest income from loan	32	210
Beijing Fastweb Network Technology Co Ltd Bjfastweb | Equipment and Property
Related Party Transaction [Line Items]
Related party transaction, sales of equipment and property	157	1,021
WNT Technology Limited | Equipment and Property
Related Party Transaction [Line Items]
Related party transaction, purchase of equipment and property	404	2,629
Dyxnet Internet Center Limited | Equipment and Property
Related Party Transaction [Line Items]
Related party transaction, purchase of equipment and property	190	1,234	3,079
CD Guotao
Related Party Transaction [Line Items]
Related party transaction, loans from			¥ 3,483
WiFire (Beijing) Technology Co., Ltd. | Service Revenue
Related Party Transaction [Line Items]
Revenue from related party transactions	1,495	9,726
WiFire (Beijing) Technology Co., Ltd. | Service Expense [Member]
Related Party Transaction [Line Items]
Related party transaction expense	$ 248	¥ 1,616